Document and Entity Information	Jan. 27, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001931691
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	MOBIV ACQUISITION CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-41464
Entity Tax Identification Number	87-4345206
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.000001 per share, and one warrant to acquire one share of Class A common
Trading Symbol	MOBVU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock included as part of the Units
Trading Symbol	MOBV
Security Exchange Name	NASDAQ
Private Placement Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the Units
Trading Symbol	MOBVW
Security Exchange Name	NASDAQ